Annual Fund Operating Expenses - Institutional - Vanguard Extended Duration Treasury Index Fund	Dec. 17, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.06%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%